Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Risks

12.	RISKS

A.	Credit risk

The Company is subject to risk borne from credit extended to customers.

JXFZYBL’s bank deposits are with banks located in the PRC. These banks do not carry federal deposit insurance.

B.	Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing.

C.	Economic and political risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in the PRC.

D.	Inflation risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the company’s financial statements; however, significant increases in the price of raw materials and labor that cannot be passed on the Company’s customers could adversely impact the Company’s results of operations.

F.	Concentrations risks

During the six months ended June 30, 2017, the Company had a concentration of risk in demand for its products. Five customers comprised 96.6% of the Company’s sales.

In 2017, the Company had a concentration of risk in its supply of raw materials, one vendor supplied 17.1% of the Company’s purchases.

12.	RISKS

A.	Credit risk

The Company is subject to risk borne from credit extended to customers.

JXFZYBL’s bank deposits are with banks located in the PRC. These banks do not carry federal deposit insurance.

B.	Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing.

C.	Economic and political risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in the PRC.

D.	Inflation risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the company’s financial statements; however, significant increases in the price of raw materials and labor that cannot be passed on the Company’s customers could adversely impact the Company’s results of operations.

F.	Concentrations risks

In 2016, the Company had a concentration of risk in demand for its products. One customer comprised 98.4% of the Company’s sales.

In 2016, the Company had a concentration of risk in supply for raw materials, three vendors that supplied tea comprised 42.6% of the Company’s purchases. Additionally, as single vendor that supplied ethyl acetate to the Company comprised 12.1% of the Company’s purchases.